CONSOLIDATED STATEMENT OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
INTEREST AND DIVIDEND INCOME
Loans	$ 2,027	$ 2,892	$ 3,297
Investment securities - taxable	2,743	3,109	4,395
Investment securities - non-taxable		88	211
Mortgage-backed securities	1,162	929	1,196
Certificates of deposit	7	30	123
Interest-earning demand deposits	1	1	3
Federal Home Loan Bank stock	19	4
Total interest and dividend income	5,959	7,053	9,225
INTEREST EXPENSE
Deposits	378	543	918
Federal Home Loan Bank advances - long-term	837	871	3,265
Federal Home Loan Bank advances - short-term	192	129	4
Other short-term borrowings		1	33
Total interest expense	1,407	1,544	4,220
NET INTEREST INCOME	4,552	5,509	5,005
Provision for loan losses	(68)	(104)	(15)
NET INTEREST INCOME AFTER RECOVERY OF LOAN LOSSES	4,620	5,613	5,020
NON-INTEREST INCOME
Service charges on deposits	189	202	232
Investment securities gains	46	4
Other than temporary impairment losses	(4)	(303)
Gains recognized in earnings	(8)	172
Net impairment loss recognized in earnings	(12)	(131)
Gain on sale of OREO	101
Other	350	274	282
Total non-interest income	573	349	514
NON-INTEREST EXPENSE
Salaries and employee benefits	1,996	1,981	1,964
Occupancy and equipment	310	301	316
Data processing	245	243	246
Correspondent bank charges	49	61	89
Federal deposit insurance premium	160	306	419
Other	811	766	812
Total noninterest expense	3,571	3,658	3,846
INCOME BEFORE INCOME TAXES	1,622	2,304	1,688
INCOME TAX EXPENSE (BENEFIT)	542	902	462
NET INCOME	$ 1,080	$ 1,402	$ 1,226
EARNINGS PER SHARE:
Basic	$ 0.52	$ 0.68	$ 0.6
Diluted	$ 0.52	$ 0.68	$ 0.6
AVERAGE SHARES OUTSTANDING:
Basic	2,057,930	2,057,930	2,057,930
Diluted	2,057,930	2,057,930	2,057,930